Recoverable Taxes - Summary of Income Tax and Social Contribution (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Aug. 07, 2023	Dec. 31, 2022
Recoverable Taxes [Line Items]
Income tax recoverable	R$ 59,560
Social contribution recoverable	R$ 3,362
Boa Vista Servicos S A [member]
Recoverable Taxes [Line Items]
Income tax recoverable		R$ 44,911	R$ 38,936
Social contribution recoverable		13,443	16,600
Total		58,354	55,536
Current		58,354	55,536
Non-current		R$ 0	R$ 0